INVESTMENTS AND SUNDRY ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENTS AND SUNDRY ASSETS
Investments and Sundry Assets

($ in millions)

At December 31:	2016	2015
Deferred transition and setup costs and other deferred arrangements*	$1,497	$1,624
Derivatives—noncurrent	594	702
Alliance investments
Equity method	85	82
Non-equity method	19	393
Prepaid software	230	273
Long-term deposits	267	256
Other receivables	416	516
Employee benefit-related	272	273
Prepaid income taxes	477	496
Other assets	729	571

Total	$4,585	$5,187

*

Deferred transition and setup costs and other deferred arrangements are related to services client arrangements. Refer to note A, “Significant Accounting Policies,” on page 93 for additional information.